REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Depreciation of property, plant and equipment	€ 62	€ 65
Amortization of intangible assets		6
Amortization of right-of-use assets (Note 4)	253	27
Total	€ 315	€ 98